Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009558 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Portfolio
Trading Symbol	QDFPAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 29.50%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 14% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%),
    and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+35% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Portfolio	29.50%	10.87%	10.29%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 56,400,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 305,400
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$56.4
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in thousands)	$305.4

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Banks	46.32%
Insurance	16.50%
Consumer Finance	15.39%
Capital Markets	11.94%
Financial Services	6.57%